Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of lease expense
Year ended December 31,
2022
Lease expense	$126,169

Schedule of cash flow and other information related to operating leases
December 31,
2022
Cash paid for amounts included in the measurement of lease liabilities	$114,749
Right-of-use assets obtained in exchange for new operating lease liabilities	205,593
Weighted-average remaining lease term — operating leases (years)	4.7
Weighted-average discount rate — operating leases	5.08%

Schedule of maturity analysis of the company’s operating lease liabilities
December 31, 2022
2023	$147,338
2024	$134,701
2025	$132,174
2026	$132,174
2027	$110,145
Total undiscounted cash flows	$656,532
Less: imputed interest	$70,290
Present value of operating lease liabilities	$586,242

Schedule of maturity analysis of the company’s operating lease contingencies
December 31, 2021
2022	$114,085
2023	$114,085
2024	$99,786
2025	$96,926
2026	$96,926
2027	$80,772